Other (Tables)	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Other general expense - net
Included in Other general expense - net were the following:

	2017	2016	2015
Provisions for environmental matters - net	$15,443	$42,932	$31,071
Loss (gain) on sale or disposition of assets	5,422	(30,564)	(803)
Total	$20,865	$12,368	$30,268

Other (income) expense - net
Included in Other (income) expense - net were the following:

	2017	2016	2015
Dividend and royalty income	$(7,648)	$(4,573)	$(3,668)
Net expense from financing activities	9,843	8,667	11,091
Foreign currency transaction related losses	450	7,335	9,503
Other income	(32,570)	(25,279)	(23,880)
Other expense	12,951	9,263	13,036
Total	$(16,974)	$(4,587)	$6,082